Related Party Transactions - Non-interest Bearing Advances - Additional Information (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Advances to affiliates	$ 6,940	$ 4,924
Advances from affiliates	8,086	11,047
Affiliated Entity [Member]
Related Party Transaction [Line Items]
Advances to affiliates	6,900	4,900
Advances from affiliates	$ 8,100	$ 11,000